Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

a) Retirement and Other Postretirement Benefits

Non-contributory retirement and postretirement plans are maintained to cover employees hired prior to August 1, 2005, including retired employees, who have met the eligibility requirements of the plans. Benefits under the qualified and non-qualified defined benefit retirement plans are based primarily on years of service and compensation. In 2005, participation in the non-contributory retirement plan was restricted to those employees hired on or before July 31, 2005. Employees hired on or after August 1, 2005 will not participate in the plan. Also in 2005, the plan for postretirement benefits, other than pensions, was changed to restrict participation to those employees hired on or before July 31, 2005, and placed a cap on the premium value of the non-contributory coverage provided at the 2007 premium rate, beginning in 2008, for those eligible employees who retire after December 31, 2005.

Funding of the qualified retirement plan is actuarially determined on an annual basis. It is our policy to fund the qualified retirement plan sufficiently to meet the minimum requirements set forth in the Employee Retirement Income Security Act of 1974. The non-qualified retirement plan, for certain executive officers, is unfunded and had a projected benefit obligation of $23.3 million at December 31, 2011 and $19.5 million at December 31, 2010. Certain health care and life insurance benefits are provided to eligible retired employees (“other benefits”). Participants generally become eligible for retiree health care and life insurance benefits after 10 years of service. The measurement date for year-end disclosure information is December 31 and the measurement date for net periodic benefit cost is January 1.

The following table shows the change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Change in Benefit Obligation:
Benefit obligation at beginning of year	$156,015	$141,828	$48,355	$34,221
Service cost	4,160	4,043	970	489
Interest cost	8,926	8,339	2,584	1,668
Participant contributions	-	-	155	144
Actuarial loss (gain)	20,444	6,278	1,743	14,135
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)
Medicare subsidy	-	-	-	102

Benefit obligation at end of year	185,415	156,015	51,721	48,355

Change in Plan Assets:
Fair value of plan assets at beginning of year	151,876	143,768	-	-
Actual return on plan assets	319	12,249	-	-
Employer contributions	332	332	1,931	2,260
Participant contributions	-	-	155	144
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)

Fair value of plan assets at end of year	148,397	151,876	-	-

Funded status	$(37,018)	$(4,139)	$(51,721)	$(48,355)

Funded status amounts recognized in the consolidated statements of financial condition at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Accrued expenses and other liabilities	$37,018	$4,139	$51,721	$48,355

Pre-tax amounts recognized as components of total accumulated other comprehensive income at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Net actuarial loss	$78,939	$50,565	$22,851	$22,413
Prior service cost (credit)	1,554	1,900	(19,340)	(20,905)

Total	$80,493	$52,465	$3,511	$1,508

Notes to Consolidated Financial Statements

The accumulated benefit obligation for all defined benefit retirement plans was $154.3 million and $133.4 million at December 31, 2011 and 2010, respectively.

Net periodic benefit cost for the years ended December 31 included the following components:

	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1
	Retirement Plans			Other Benefits

	2011	2010	2009	2011	2010	2009

	(In thousands)
Net periodic benefit cost:
Service cost	$4,160	$4,043	$4,001	$970	$489	$ 583
Interest cost	8,926	8,339	7,776	2,584	1,668	1,884
Expected return on assets	(12,312)	(11,659)	(8,575)	-	-	-
Amortization of:
Net actuarial loss	4,062	3,106	3,686	1,305	23	301
Prior service cost (credit)	346	339	338	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	5,182	4,168	7,226	3,294	615	1,203

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)	(1,305)	(23)	(301)
Amortization of prior service cost	(346)	(339)	(338)	1,565	1,565	1,565

Total recognized in other comprehensive income	28,028	2,245	(8,105)	2,003	15,677	(1,395)

Total recognized in net periodic benefit cost and other comprehensive income	$33,210	$6,413	$(879)	$5,297	$16,292	$ (192)

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $5.5 million and $358,000 respectively. The estimated net actuarial loss and prior service credit for other defined benefit post-retirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $1.2 million and $(1.6) million, respectively.

The following are the weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	000,000	000,000	000,000	000,000	000,000	000,000
	Retirement Plans			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.00%	5.75%	5.50%	5.75%	5.75%
Expected return on assets	8.25	8.25	8.25	-	-	-
Rate of compensation increase	4.00	4.00	4.25	-	-	-

The following are the weighted-average assumptions used to determine benefit obligations at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

Discount rate	4.75%	5.75%	4.55%	5.50%
Rate of compensation increase	4.00	4.00	-	-

Notes to Consolidated Financial Statements

The overall expected return on assets assumption is based on the historical performance of the pension fund. The average return over the past ten years was determined for the market value of assets, which is the value used in the calculation of annual net periodic benefit cost.

The assumed health care cost trend rate used to measure the expected cost of other benefits for 2011 was 8.00%. The rate was assumed to decrease gradually to 4.75% for 2019 and remain at that level thereafter.

A 1% change in the assumed health care cost trend rate would have the following effects on other benefits:

	1% Increase	1% Decrease

	(In thousands)
Effect on total service cost and interest cost	$ (19)	$ 50
Effect on other benefit obligations	451	(18)

Funds in Hudson City’s qualified retirement plan are invested in a commingled asset allocation fund (the “Fund”) of a well-established asset management company and in Hudson City Bancorp, Inc. common stock. The purpose of the Fund is to provide a diversified portfolio of equities, fixed income instruments and cash. The plan trustee, in its absolute discretion, manages the Fund. The Fund is maintained with the objective of providing investment results that outperform a static mix of 55% equity, 35% bond and 10% cash, as well as the median manager of balanced funds. In order to achieve the Fund’s return objective, the Fund will combine fundamental analysis and a quantitative proprietary model to allocate and reallocate assets among the three broad investment categories of equities, money market instruments and other fixed income obligations. As market and economic conditions change, these ratios will be adjusted in moderate increments of about five percentage points. It is intended that the equity portion will represent approximately 40% to 70%, the bond portion approximately 25% to 55% and the money market portion 0% to 25%. Performance results are reviewed at least annually with the asset management company of the Fund.

Equity securities held by the Fund include Hudson City Bancorp common stock in the amount of $4.4 million (3.0% of total plan assets) as of December 31, 2011, and $8.9 million (5.9% of total plan assets) as of December 31, 2010. This stock was purchased at an aggregate cost of $6.0 million using a cash contribution made by Hudson City Savings in July 2003. Our plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets. We review with the plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets.

Notes to Consolidated Financial Statements

The following table presents the fair value of the retirement plan’s assets at December 31, 2011 and 2010 by asset class:

	000,000	000,000	000,000	000,000
		Fair Value Measurements at December 31, 2011

Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	4,316	4,316	-	-
Guaranteed deposit fund (a)	11,912	-	-	11,912
Equity Securities (b)	76,298	76,298	-	-
Fixed income securities (c)	55,871	-	55,871	-

	$148,397	$80,614	$55,871	$11,912

		Fair Value Measurements at December 31, 2010
Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	-	-
Guaranteed deposit fund (a)	11,977	-	-	11,977
Equity Securities (b)	81,017	81,017	-	-
Fixed income securities (c)	45,283	-	45,283	-

	$151,876	$94,616	$45,283	$11,977

(a)

The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)

This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $4.4 million of Hudson City Bancorp, Inc. common stock at December 31, 2011.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

The following table presents a reconciliation of Level 3 assets measured at fair value at December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Guaranteed Deposit Fund
	2011	2010
Beginning balance	$11,977	$12,059
Purchases, sales, issuances and settlements (net)	(65)	(82)

Ending balance	$11,912	$11,977

We made no contributions to our retirement plans during 2011. We do not expect to make a contribution during 2012.

Notes to Consolidated Financial Statements

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid under the current provisions of the plans.

	Retirement	Other
Year	Plans	Benefits

	(In thousands)

2012	$5,971	$2,658
2013	6,615	2,827
2014	7,217	2,964
2015	7,806	3,134
2016	8,491	3,264
2017 through 2021	53,640	17,402

b) Employee Stock Ownership Plan

The ESOP is a tax-qualified plan designed to invest primarily in Hudson City common stock that provides employees with the opportunity to receive an employer-funded retirement benefit based primarily on the value of Hudson City common stock. Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1,000 hours during the plan year and attained age 21. Participants who do not have at least 1,000 hours of service during the plan year or are not employed on the last working day of a plan year are generally not eligible for an allocation of stock for such year. The ESOP was authorized to purchase 27,879,385 shares following our initial public offering and an additional 15,719,223 shares following our second-step conversion for a total of 43,598,608 shares of Hudson City common stock which were purchased at an average price of $5.69 per share with loans from Hudson City Bancorp.

The combined outstanding loan principal at December 31, 2011 was $226.6 million. Those shares purchased were pledged as collateral for the loan and are released from the pledge for allocation to participants as loan payments are made. The loan will be repaid and the shares purchased will be allocated to employees in equal installments of 962,185 shares per year over a forty-year period. The annual allocation of shares is based on the ratio of a participant’s eligible compensation, as defined in the ESOP document, as a percentage of total eligible compensation of all participants in the ESOP. Dividends on allocated and unallocated shares, to the extent that they exceed the scheduled principal and interest payments on the ESOP loan, are paid to participants in cash.

Through December 31, 2011, a total of 11,846,514 shares have been allocated or committed to be allocated to participants. Unallocated ESOP shares held in suspense totaled 31,752,094 at December 31, 2011 and had a fair market value of $198.5 million. ESOP compensation expense for the years ended December 31, 2011, 2010 and 2009 was $7.9 million, $21.2 million, and $20.8 million, respectively. The decrease in the 2011 expense for the ESOP plan was due primarily to a decline in the market price of our common stock during 2011.

The ESOP restoration plan is a non-qualified plan that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the employee stock ownership plan’s benefit formula. The supplemental cash payments consist of payments representing shares that cannot be allocated to participants under the ESOP due to the legal limitations imposed on tax-qualified plans and, in the case of participants who retire before the repayment in full of the ESOP’s loan, payments representing the shares that would have been allocated if employment had continued through the full term of the loan. We accrue for these benefits over the period during which employees provide services to earn these benefits. At December 31, 2011 and 2010, we had accrued $24.2 million and $33.4 million, respectively for the ESOP restoration plan. Compensation expense related to this plan amounted to $(8.7) million, $539,000 and $3.7 million in 2011, 2010 and 2009, respectively. The decrease in the accrual at December 31, 2011 and the 2011 expense for the ESOP restoration plan was due primarily to a decline in the market price of our common stock during 2011.

Notes to Consolidated Financial Statements

c) Stock Option Plans

Compensation expense for stock option grants is recognized based upon the grant-date fair value of those awards over the period of requisite service. The purpose of our stock-based compensation plans is to promote the growth and profitability of Hudson City Bancorp by providing directors, officers and employees with an equity interest in Hudson City Bancorp as an incentive to achieve corporate goals.

Each stock option granted entitles the holder to purchase one share of Hudson City’s common stock at an exercise price not less than the fair market value of a share of common stock at the date of grant. Options granted generally vest over a five year period from the date of grant and will expire no later than 10 years following the grant date. Under the Hudson City stock option plans existing prior to 2006, 36,323,960 shares of Hudson City Bancorp, Inc. common stock have been reserved for issuance. Directors and employees have been granted 36,503,507 stock options, including 240,819 shares previously issued, but forfeited by plan participants prior to exercise.

In June 2006, our shareholders approved the Hudson City Bancorp, Inc. 2006 Stock Incentive Plan (the “SIP”) authorizing us to grant up to 30,000,000 shares of common stock. In July 2006, the Compensation Committee of the Board of Directors of Hudson City Bancorp (the “Committee”), authorized grants to each non-employee director, executive officers and other employees to purchase shares of the Company’s common stock, pursuant to the 2006 SIP. Grants of stock options made through December 31, 2010 pursuant to the 2006 SIP amounted to 23,120,000 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 6,067,500 have vesting periods ranging from one to five years and an expiration period of ten years. The remaining 17,052,500 shares have vesting periods ranging from two to three years if certain financial performance measures are met. The financial performance measures for each of these awards, other than the performance stock options granted in 2010 (“2010 grants”), have either been met, or are considered, subject to review and verification of the Committee, probable to be met, so we have recorded compensation expenses for these awards accordingly. The Company has determined that it is more than likely that one of the two performance measures related to the 2010 option grants will not be met. As a result, the Company expects that half of the 2010 option grants will vest and the expense for these options has been adjusted accordingly.

In April 2011, our shareholders approved the Hudson City Bancorp, Inc. Amended and Restated 2011 Stock Incentive Plan (the “2011 SIP”) authorizing us to grant up to 28,750,000 shares of common stock including the 2,070,000 shares remaining under the 2006 SIP. During 2011, the Committee authorized stock option grants (the “2011 option grants”) pursuant to the 2011 SIP for 1,618,932 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 1,308,513 will vest between April 2014 and July 2014 if certain financial performance measures are met and employment continues through the vesting date (the “2011 Performance Options”). The remaining 310,419 options will vest in April 2012 (the “2011 Retention Options”). The 2011 option grants have an expiration period of ten years. We have determined that it is probable these performance measures for the 2011 Performance Options will be met and have recorded compensation expense for the those grants accordingly.

Notes to Consolidated Financial Statements

The fair values of the option grants were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011		2010		2009

	Retention Options	Performance Options	Retention Options	Performance Options	Retention Options	Performance Options

Expected dividend yield	3.37%	3.37%	4.57%	4.57%	4.80%	4.80%
Expected volatility	43.54	36.93	41.30	34.58	33.43	29.08
Risk-free interest rate	1.06	2.01	1.65	2.55	1.29	1.75
Expected option life	3 years	5 years	3.6 years	5.6 years	3.5 years	5.5 years
Fair value of options granted	$2.32	$2.39	$3.00	$2.87	$2.05	$1.92

The dividend yield assumptions were based on our current declared dividend as a percentage of the stock price on the grant date. The expected volatility assumptions were calculated based on the weighting of our historical and rolling volatility for the expected term of the option grants. The risk-free interest rate was determined by reference to the continuously compounded yield on Treasury obligations for the expected term. The expected option life was based on historic optionee behavior for prior option grant awards. As a result of low employee turnover, the assumption regarding the forfeiture rate of option grants had no effect on the fair value estimate.

Compensation expense related to our outstanding stock options amounted to $8.3 million, $11.1 million and $12.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the status of the granted, but unexercised stock options as of December 31, and changes during those years, is presented below:

	2011		2010		2009

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding at beginning of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35
Granted	1,618,932	9.22	4,232,500	13.13	3,375,000	12.11
Exercised	(870,331)	3.64	(242,807)	5.08	(5,840,427)	2.30
Forfeited	(52,500)	12.13	(122,500)	14.06	-	-

Outstanding at end of year	28,825,986	$12.77	28,129,885	$12.68	24,262,692	$12.51

Shares issued upon the exercise of stock options are issued from treasury stock. Hudson City has an adequate number of treasury shares available for sale for future stock option exercises. The total intrinsic value of the options exercised during 2011, 2010 and 2009 was $3.9 million, $1.9 million, and $63.0 million, respectively.

Notes to Consolidated Financial Statements

The following table summarizes information about our stock options outstanding at December 31, 2011:

Options Outstanding			Options Exercisable

Number Of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Of Options Exercisable	Weighted Average Exercise Price

9,618	1 month	4.20	9,618	4.20
614,440	4 months	5.53	614,440	5.53
111,959	1 years	5.96	111,959	5.96
206,480	1 years	6.35	206,480	6.35
448,840	2 years	10.33	448,840	10.33
415,784	3 years	11.17	415,784	11.17
305,592	2 years	11.91	305,592	11.91
2,299,341	2 years	12.22	2,299,341	12.22
7,872,500	4.5 years	12.76	7,872,500	12.76
350,000	5.5 years	13.35	350,000	13.35
3,110,000	5 years	13.78	3,060,000	13.78
3,625,000	6 years	15.69	3,625,000	15.69
350,000	6 years	18.84	350,000	18.84
350,000	7 years	12.81	350,000	12.81
2,930,000	7 years	12.03	150,000	12.03
3,870,000	8 years	13.10	164,998	13.10
300,000	8 years	13.62	300,000	13.62
37,500	8.5 years	12.10	37,500	12.10
1,406,700	9 years	9.50	-	-
160,419	9 years	9.77	-	-
51,813	9 years	8.33	-	-

28,825,986		$12.77	20,672,052	$13.07

The total intrinsic value of the options outstanding and options exercisable were $495,000 as of December 31, 2011. At December 31, 2011, unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized totaled $10.6 million, and will be recognized over a weighted-average period of approximately 2.9 years.

d) Restricted Stock Plans

Hudson City Bancorp granted stock awards pursuant to the RRP established in January 2000 and the SIP established in January 2006. Expense for stock awards is recognized ratably over the vesting period based on the fair value of the common stock on the grant date. No stock awards have been granted pursuant to the 2011 SIP.

The RRP were authorized, in the aggregate, to purchase not more than 14,901,480 shares of common stock, and have purchased 14,887,855 shares on the open market at an average price of $2.91 per share. Generally, restricted stock grants are held in escrow for the benefit of the award recipient until vested. Awards outstanding generally vest in five annual installments commencing one year from the date of the award. As of December 31, 2011, common stock that had not been awarded totaled 13,625 shares.

During 2009, the Compensation Committee authorized performance-based stock awards (the “2009 stock awards”) pursuant to the SIP Plan for 847,750 shares of our common stock. These shares were issued from treasury stock and will vest in annual installments over a three-year period if certain performance measures are met and employment continues through the vesting date. None of these shares may be sold or transferred before the January 2012 vesting date. We have determined that it is probable these performance measures will be met and have therefore recorded compensation expense for the 2009 stock awards. Expense for the 2009 stock awards is recognized over the vesting period and is based on the fair value of the shares on the grant date which was $12.03. In addition to the 2009 stock awards, grants were made in 2010 (the “2010 stock awards”) pursuant to the SIP Plan for 18,000 shares of our common stock. Expense for the 2010 stock awards is recognized over the vesting period of three years and is based on the fair value of the shares on the grant date which was $13.12. Expense attributable to both plans amounted to $3.5 million, $3.8 million and $4.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the status of the granted, but unvested shares under the RRP and SIP Plan as of December 31, and changes during those years, is presented below:

	Restricted Stock Awards
	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	583,167	$12.06	959,956	$12.00	224,417	$11.73
Granted	-	-	18,000	13.12	847,750	12.03
Vested	(288,583)	12.05	(394,789)	11.94	(112,211)	11.73
Outstanding at end of period	294,584	$12.07	583,167	$12.06	959,956	$12.00

The per share weighted-average vesting date fair value of the shares vested during 2011, 2010, and 2009 was $9.50, $13.16, and $12.56, respectively.

e) Stock Unit Awards

Hudson City Bancorp granted stock unit awards to a newly appointed member of the Board of Directors in July 2010. These awards were for a value of $250,000 which was converted to common stock equivalents (stock units) of 20,661 shares. These units vest annually over a three-year period if service continues through the vesting dates. Vested units will be settled in shares of our common stock following the director’s departure from the Board of Directors. Stock unit awards were also made in 2011 (the “2011 stock unit awards”) pursuant to the 2011 SIP for a total value of $9.7 million, or stock units of 1,004,230 shares. 2011 stock unit awards to employees vest if service continues through the third anniversary of the awards, and will be settled, if vested, in shares of our common stock on the third and fifth anniversaries of the awards. 2011 stock unit awards to directors vest if service continues through the first anniversary of the award, and are settled in shares of our common stock following the director’s departure from the Board of Directors. Expense for the stock unit awards is recognized over their vesting period and is based on the fair value of our common stock on each stock unit grant date, based on quoted market prices. Expense attributable to the stock unit awards amounted to $2.6 million and $42,000 for the years ended December 31, 2011 and 2010, respectively.

f) Incentive Plans

A tax-qualified profit sharing and savings plan is maintained based on Hudson City’s profitability. All employees are eligible after one year of employment and the attainment of age 21. Expense related to this plan was $2.3 million, $2.5 million, and $3.0 million in 2011, 2010 and 2009, respectively.

Notes to Consolidated Financial Statements

Certain incentive plans are maintained to recognize key executives who are able to make substantial contributions to the long-term success and financial strength of Hudson City. At the end of each performance period, the value of the award is determined in accordance with established criteria. Participants can elect cash payment or elect to defer the award until retirement. The expense related to these plans was $3.6 million, $6.8 million, and $7.3 million in 2011, 2010 and 2009, respectively.